UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09-30-2011
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Biondo Investment Advisors, LLC
Address: PO Box 909, Milford, PA  18337
Form 13F File Number:  28-13475
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:Eugenia Pavek Title: CCO Phone: 570-296-5525
Signature, Eugenia Pavek Place, Milford, PA and Date of
Signing: 11/03/2011

_________________________________

[Signature]

[City, State]
 [Date]
Report Type (Check only one.):

[X]
13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this
report.)
[ ]	13F NOTICE. (Check here if no holdings reported are
 in this report, and all holdings are reported by other
reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported
in this report and a portion are reported by other
reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-13475
________________________________________________
[Repeat as necessary.]
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: 239268 (thousands)
List of Other Included Managers: none
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]
No. Form 13F File Number Name
28-________________________ __________________________

FORM 13F  INFORMATION TABLE
Name of Issuer                 Title of Class CUSIP
Value (x$1000) Shares / Prn Amt Sh / Prn Put / Call
Investment Discretion Other Managers Sole       Shared
None
AMC NETWORKS INC               CS             00164V103
706            22093            SH                  Sole

                               22093      0          0
AMERICAN EXPRESS CO            CS             025816109
206            4585             SH                  Sole

                               4585       0          0
AMGEN INC                      CS             031162100
1724           31365            SH                  Sole

                               31365      0          0
APPLE COMPUTER INC             CS             037833100
21239          55698            SH                  Sole

                               55173      0          525
BAKER HUGHES INC               CS             057224107
485            10500            SH                  Sole

                               10500      0          0
BANK OF AMERICA CORPORATION    CS             060505104
214            35000            SH                  Sole

                               35000      0          0
BANK OF AMERICA CORPORATION WT WT             060505146
680            250975           SH                  Sole

                               250975     0          0
BE AEROSPACE INC               CS             073302101
1390           41975            SH                  Sole

                               41975      0          0
BERKSHIRE HATHAWAY INC DEL CL  CS             084670702
266            3750             SH                  Sole

                               3750       0          0
BLDRS INDEX FDS TR ASIA 50 ADR ETF            09348R102
410            18315            SH                  Sole

                               18315      0          0
BLDRS INDEX FDS TR EMER MK 50  ETF            09348R300
429            11890            SH                  Sole

                               11890      0          0
BOEING CO                      CS             097023105
2653           43844            SH                  Sole

                               43844      0          0
CABLEVISION SYS CORP           CS             12686C109
1856           118000           SH                  Sole

                               118000     0          0
CATERPILLAR INC DEL            CS             149123101
906            12275            SH                  Sole

                               12275      0          0
CELGENE CORP                   CS             151020104
2045           33025            SH                  Sole

                               33025      0          0
CORE LABORATORIES N V          CS             N22717107
11909          132575           SH                  Sole

                               130275     0          2300
CUMMINS INC                    CS             231021106
3121           38225            SH                  Sole

                               38225      0          0
DRESSER-RAND GROUP INC         CS             261608103
4649           114705           SH                  Sole

                               114705     0          0
DU PONT E I DE NEMOURS AND CO  CS             263534109
333            8333             SH                  Sole

                               8333       0          0
DUKE ENERGY CORP NEW           CS             26441C105
209            10460            SH                  Sole

                               10460      0          0
EDWARDS LIFESCIENCES CORP      CS             28176E108
11059          155145           SH                  Sole

                               153645     0          1500
ENERGY TRANSFER EQUITY L P     CS             29273V100
219            6300             SH                  Sole

                               6300       0          0
EXXON MOBIL CORP               CS             30231G102
1531           21076            SH                  Sole

                               21076      0          0
FEDEX CORP                     CS             31428X106
420            6200             SH                  Sole

                               6200       0          0
FORD MTR CO DEL                CS             345370860
12604          1303365          SH                  Sole

                               1294365    0          9000
FORD MTR CO DEL SR NT CV . 201 CB             345370CN8
649            500000           PRN                 Sole

                               500000     0          0
FORD MTR CO DEL WT EXP 010113  WT             345370134
1222           553020           SH                  Sole

                               553020     0          0
GOLDMAN SACHS GROUP INC        CS             38141G104
3249           34368            SH                  Sole

                               33968      0          400
GOOGLE INC                     CS             38259P508
2380           4621             SH                  Sole

                               4421       0          200
HALLIBURTON CO                 CS             406216101
3063           100345           SH                  Sole

                               100345     0          0
IDEXX LABS INC                 CS             45168D104
12227          177285           SH                  Sole

                               176385     0          900
ILLUMINA INC                   CS             452327109
5815           142100           SH                  Sole

                               141050     0          1050
INTUITIVE SURGICAL INC         CS             46120E602
26863          73742            SH                  Sole

                               73132      0          610
ISHARES INC MSCI MALAYSIA      ETF            464286830
153            12525            SH                  Sole

                               12525      0          0
ISHARES INC MSCI MEXICO        ETF            464286822
228            4655             SH                  Sole

                               4655       0          0
ISHARES INC MSCI THAILAND      ETF            464286624
227            4255             SH                  Sole

                               4255       0          0
ISHARES TR 1-3 YR TRS BD       ETF            464287457
1163           13751            SH                  Sole

                               13751      0          0
ISHARES TR MSCI EAFE IDX       ETF            464287465
422            8825             SH                  Sole

                               8825       0          0
J P MORGAN CHASE AND CO        CS             46625H100
3781           125538           SH                  Sole

                               125163     0          375
JOHNSON AND JOHNSON            CS             478160104
985            15465            SH                  Sole

                               15465      0          0
JOHNSON CTLS INC               CS             478366107
2378           90165            SH                  Sole

                               90165      0          0
JPMORGAN CHASE AND CO          WT             46634E114
14680          1576828          SH                  Sole

                               1569828    0          7000
MAKO SURGICAL CORP             CS             560879108
9626           281290           SH                  Sole

                               279190     0          2100
MASTERCARD INC                 CS             57636Q104
16400          51710            SH                  Sole

                               51260      0          450
MERCK & CO INC NEW             CS             58933Y105
392            12000            SH                  Sole

                               12000      0          0
MOLYCORP INC DEL               CS             608753109
4987           151725           SH                  Sole

                               150825     0          900
MONSANTO CO NEW                CS             61166W101
809            13475            SH                  Sole

                               13475      0          0
NBT BANCORP INC                CS             628778102
300            16110            SH                  Sole

                               16110      0          0
PEPSICO INC                    CS             713448108
668            10785            SH                  Sole

                               10485      0          300
PETROLEO BRASILEIRO SA PETRO   ADR            71654V408
649            28900            SH                  Sole

                               28900      0          0
PHILIP MORRIS INTL INC         CS             718172109
395            6327             SH                  Sole

                               6327       0          0
PNC FINL SVCS GROUP INC        CS             693475105
289            6000             SH                  Sole

                               6000       0          0
POWERSHARES ETF TRUST GOLDEN D ETF            73935X401
413            21370            SH                  Sole

                               21370      0          0
POWERSHARES ETF TRUST II DWA D ETF            73936Q108
199            12100            SH                  Sole

                               12100      0          0
POWERSHARES ETF TRUST II DWA E ETF            73936Q207
305            21325            SH                  Sole

                               21325      0          0
PROCTER AND GAMBLE CO          CS             742718109
586            9269             SH                  Sole

                               9269       0          0
QUALCOMM INC                   CS             747525103
1869           38435            SH                  Sole

                               38435      0          0
RANGE RES CORP                 CS             75281A109
712            12175            SH                  Sole

                               12175      0          0
ROVI CORP                      CS             779376102
2269           52790            SH                  Sole

                               52790      0          0
SALESFORCE COM INC             CS             79466L302
2132           18655            SH                  Sole

                               18655      0          0
SANOFI CONTGNT VAL RT          RT             80105N113
27             25815            SH                  Sole

                               25815      0          0
SCHLUMBERGER LTD               CS             806857108
508            8511             SH                  Sole

                               7661       0          850
SMUCKER J M CO                 CS             832696405
874            11995            SH                  Sole

                               11995      0          0
TRANSOCEAN INC SRNT CONV . 203 CB             893830AW9
97             100000           PRN                 Sole

                               100000     0          0
TRANSOCEAN LTD ZUG             CS             H8817H100
280            5875             SH                  Sole

                               5875       0          0
UNITED THERAPEUTICS CORP DEL   CS             91307C102
3789           101068           SH                  Sole

                               100568     0          500
UNIVERSAL DISPLAY CORP         CS             91347P105
13172          274760           SH                  Sole

                               272660     0          2100
VERTEX PHARMACEUTICALS INC     CS             92532F100
10867          244425           SH                  Sole

                               242725     0          1700
VMWARE INC                     CS             928563402
2362           29385            SH                  Sole

                               29385      0          0
WELLS FARGO AND CO NEW         CS             949746101
264            10950            SH                  Sole

                               9900       0          1050
WELLS FARGO AND CO NEW WT EXP  PFD            949746119
389            50500            SH                  Sole

                               50500      0          0
WHOLE FOODS MKT INC            CS             966837106
201            3075             SH                  Sole

                               3075       0          0
WILLIAMS PARTNERS L P          CS             96950F104
404            7448             SH                  Sole

                               7448       0          0
YUM BRANDS INC                 CS             988498101
2286           46280            SH                  Sole

                               46280      0          0
REPORT SUMMARY: 74 DATA RECORDS    239268         0 0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.     0 0 0
